Condensed Statements of Stockholders' Equity (Deficit) - USD ($)	Total	IPO	Common Stock	Common Stock IPO	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ (777,965)		$ 8,181		$ 5,674,601		$ (6,460,747)
Beginning balance, Shares at Dec. 31, 2018			8,180,937
Stock-based compensation expense	1,436,608				1,436,608
Warrant expense/ Issuance of warrants	574,324				574,324
Net loss	(5,722,983)						(5,722,983)
Ending balance at Dec. 31, 2019	$ (4,490,016)		$ 8,181		7,685,533		(12,183,730)
Ending balance, Shares at Dec. 31, 2019	8,180,937		8,180,937
Stock-based compensation expense	$ 139,758				139,758
Warrant expense/ Issuance of warrants	190,993				190,993
Issuance of common stock	4,871		$ 1		4,870
Issuance of common stock, Shares			874
Net loss	(547,440)						(547,440)
Ending balance at Mar. 31, 2020	(4,701,834)		$ 8,182		8,021,154		(12,731,170)
Ending balance, Shares at Mar. 31, 2020			8,181,811
Beginning balance at Dec. 31, 2019	$ (4,490,016)		$ 8,181		7,685,533		(12,183,730)
Beginning balance, Shares at Dec. 31, 2019	8,180,937		8,180,937
Stock-based compensation expense	$ 573,695				573,695
Warrant expense/ Issuance of warrants	1,443,426				1,443,426
Issuance of common stock	4,870	$ 14,595,045	$ 15	$ 1,800	4,855	$ 14,593,245
Issuance of common stock, Shares			14,175	1,800,000
Conversion of notes	505,230		$ 55		505,175
Conversion of notes, Shares			55,737
Net loss	(2,847,894)						(2,847,894)
Ending balance at Dec. 31, 2020	$ 9,784,356		$ 10,051		24,805,929		(15,031,624)
Ending balance, Shares at Dec. 31, 2020	10,050,849		10,050,849
Stock-based compensation expense	$ 591,124				591,124
Warrant expense/ Issuance of warrants	237,768				237,768
Issuance of common stock	60,391		$ 9		60,382
Issuance of common stock, Shares			9,000
Net loss	(2,637,068)						(2,637,068)
Ending balance at Mar. 31, 2021	$ 8,036,571		$ 10,060		$ 25,695,203		$ (17,668,692)
Ending balance, Shares at Mar. 31, 2021	10,050,849		10,059,849